Long-Term Investments - Schedule of Long-Term Investments - Schedule of Other Equity Securities, Cost Method (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Class A [Member]	Dec. 31, 2013 Class A [Member] Non Restricted [Member]	Dec. 31, 2013 Class A [Member] Trading Restricted [Member]	Dec. 31, 2013 Class A [Member] Cost Method Investments [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2013 Ivanhoe Mines Ltd. [Member]	Dec. 31, 2012 Ivanhoe Mines Ltd. [Member]
Long Term Investment [Line Items]
Other equity securities, cost method, Equity Interest										6.40%	7.00%
Other equity securities, cost method, Cost Basis		$ 7,207	$ 16,234					$ 115	$ 115	$ 7,092	$ 16,119
Number of common shares had been transferred from cost method investments to available-for-sale equity securities	33.5			18.7	8.0	10.7	14.7
Common shares transferred from cost method investments to available-for-sale equity securities, expiration date						Dec. 31, 2014